Accrued liabilities (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Accrued liabilities details
Accrued Compensation and consulting	$ 74,000	$ 62,000	$ 0
Accrued Mining costs	100,000	203,626	100,000
Accrued Accounting and legal	205,450	277,000	37,500
Accrued Interest	54,902	50,138	11,814
Accrued liabilities total	$ 434,352	$ 592,764	$ 149,314